Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Operating Segments [Line Items]
Disclosure Of Operating Segments Explanatory
Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2025
Net interest income 7,018 5,322 (69) (2,938) (72) (1,514) 7,747
Non-interest income 18,941 3,832 3,224 15,278 226 325 41,826
Total revenues 25,960 9,154 3,156 12,340 154 (1,190) 49,573
Credit loss expense / (release) 48 339 1 133 (1) 2 524
Operating expenses 20,705 6,318 2,436 9,387 1,353 (2) 40,197
Operating profit / (loss) before tax 5,207 2,497 719 2,819 (1,199) (1,190) 8,853
Tax expense / (benefit) 1,056
Net profit / (loss) 7,797
Additional information
Total assets 578,394 479,956 27,357 488,964 25,376 17,380 1,617,427
Additions to non-current assets 1,169 485 159 971 16 0 2,800
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items UBS
For the year ended 31 December 2024
Net interest income 7,358 5,650 (63) (3,597) 126 (2,365) 7,108
Non-interest income 17,158 3,684 3,246 14,544 1,480 1,391 41,503
Total revenues 24,516 9,334 3,182 10,948 1,605 (975) 48,611
Credit loss expense / (release) (16) 404 (1) 97 69 (2) 551
Operating expenses 20,608 5,741 2,663 8,934 3,512 (220) 41,239
Operating profit / (loss) before tax 3,924 3,189 520 1,917 (1,976) (752) 6,821
Tax expense / (benefit) 1,675
Net profit / (loss) 5,146
Additional information
Total assets 559,601 447,068 22,702 453,422 68,260 13,975 1,565,028
Additions to non-current assets 889 361 100 768 88 0 2,206
USD m
Global
Wealth
Management
Personal &
Corporate
Banking
Asset
Management
Investment
Bank
Non-core and
Legacy Group Items
Negative
goodwill UBS
For the year ended 31 December 2023
Net interest income 7,082 4,878 (40) (2,915) 437 (2,144) 7,297
Non-interest income 14,474 2,810 2,726 11,619 260 1,648 33,536
Total revenues 21,556 7,687 2,686 8,703 697 (495) 40,834
Negative goodwill 27,264 27,264
Credit loss expense / (release) 166 482 0 190 193 6 1,037
Operating expenses 17,945 4,394 2,353 8,585 5,091 438 38,806
Operating profit / (loss) before tax 3,445 2,811 332 (72) (4,587) (938) 27,264 28,255
Tax expense / (benefit) 873
Net profit / (loss) 27,382
Additional information
Total assets 567,648 483,794 21,804 428,269 201,131 14,277 1,716,924
Additions to non-current assets 2,584 3,279 709 530 3,062 550 10,714

Disclosure Of Geographical Areas Explanatory
Segment reporting by geographic location
For the year ended 31 December 2025
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
17.6 36 8.5 34
Asia Pacific 8.0 16 1.3 5
EMEA (excluding Switzerland) 8.5 17 3.2 12
Switzerland 15.8 32 12.3 49
Global
2
(0.4) (1) 0.0 0
Total 49.6 100 25.3 100
For the year ended 31 December 2024
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
16.8 35 8.6 35
Asia Pacific 6.8 14 1.4 6
EMEA (excluding Switzerland) 7.7 16 3.1 12
Switzerland 15.1 31 11.6 47
Global
3
2.2 5 0.0 0
Total 48.6 100 24.7 100
For the year ended 31 December 2023
Total revenues Total non-current assets
USD bn Share % USD bn
Share %
Americas
1
9.4 34
Asia Pacific 1.7 6
EMEA (excluding Switzerland) 3.3 12
Switzerland 13.3 48
Global 0.0 0
Total 27.7 100
1 Predominantly related to the US.
2 Includes certain revenues in Global Wealth Management that were not allocated to geographical regions.
3 Includes certain revenues in Asset Management and Global Wealth
Management that were not allocated to geographical regions.